Leases (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 Navios Holdings USD ($)	Dec. 31, 2013 Navios Holdings USD ($)	Dec. 31, 2012 Navios Holdings USD ($)	Dec. 31, 2014 Logistics business USD ($)	Dec. 31, 2013 Logistics business USD ($)	Dec. 31, 2012 Logistics business USD ($)
Property Subject To Or Available For Operating Lease [Line Items]
Rent expense for office space	$ 1,253	€ 943	$ 2,804	$ 2,899	$ 2,267
Charter hire expense			$ 111,337	$ 116,962	$ 112,536	$ 2,468	$ 1,286	$ 3,587